Landfill and Environmental Costs (Environmental Remediation Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Activity in environmental remediation liabilities
Environmental remediation liabilities, beginning of year	$ 697.5	$ 551.7	$ 563.7
Net additions charged to expense	(1.6)	219.1	83.7
Payments	(80.0)	(99.4)	(122.5)
Accretion expense (non-cash interest expense)	24.9	25.3	26.8
Acquisitions and other	5.3	0.8	0.0
Environmental remediation liabilities, end of year	646.1	697.5	551.7
Less: current portion	(62.4)	(76.4)	(85.1)
Long-term portion	$ 583.7	$ 621.1	$ 466.6